UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Broadstreet Capital Partners, LP
Address: 712 Fifth Avenue, 24th Floor
         New York, NY  10019

13F File Number:  28-12471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Raina Shakdher
Title:     Director and CFO
Phone:     (212) 499-4289

Signature, Place, and Date of Signing:

     /s/ Raina Shakdher     New York, NY/USA       July 14, 2008


Broadstreet Capital Partners, LP is no longer managing the accounts for which the Section 13(f) securities were reported on the Form 13F Report for the period ending December 31, 2007. The accounts are now managed by Galleon Management, L.P., 13 File Number: 28-07016, CIK: 0001056829.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.